Employee Benefits - Summary of Employee Benefits Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Classes of employee benefits expense [abstract]
Current remuneration	$ 1,403.7	$ 1,261.9
Post-employment defined benefit plans	10.6	14.4
Post-employment defined contribution plans	55.5	48.2
Termination benefits	6.1	1.0
Stock-based compensation (Note 20)	20.7	19.5
Other long-term benefits	2.8	0.4
Total	$ 1,499.4	$ 1,345.4